SCHEDULE OF DEPRECIATION RATES OF PROPERTY, PLANT AND EQUIPMENT (Details)	12 Months Ended
Dec. 31, 2023
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	33.00%
Machinery [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%
Furniture and office equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	10.00%
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	8.00%